Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Subsequent Events, Policy [Policy Text Block]	Subsequent E vents Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.
Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications of prior year amounts have been made to the Consolidated Statement of Cash Flows to conform to current year classification.
Consolidation, Policy [Policy Text Block]
Principles of C
onsolidation

The consolidated financial statements include the accounts of Avalon, its wholly owned subsidiaries and those companies in which Avalon has managerial control.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents
for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets. Avalon maintains its cash balances in various financial institutions. These balances may,
at times, exceed federal insured limits. Avalon has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk relating to its cash and cash equivalents.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost of inventories is determined by the average cost method. If necessary, a provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted C
ash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash on the Consolidated Balance Sheets. Restricted cash of
$2.9
million at
December
31,
2016
consists of loan proceeds deposited into a project fund account to fund future costs associated with the renovation and expansion of The Avalon Inn in accordance with the provisions of the loan and security agreement (See Note
3).

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments

The Company follows the guidance included in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”)
820,
Fair Value Measurements and Disclosures
, for its financial assets and liabilities. The fair value of financial instruments consisting of cash, cash equivalents, restricted cash, accounts receivable, and accounts payable at
December
31,
2016
and
2015
approximates carrying value due to the relative short maturity of these financial instruments.

The fair value of debt under the Company’s line of credit agreement approximates carrying value due to the floating interest rates and relative short maturity of the revolving borrowings under this agreement.

The fair value of the Company’s term loan approximates carrying value at
December

31,
2016,
as the debt was recently financed in
December
and neither our credit rating nor market credit conditions have changed substantially since the debt was refinanced.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from
10
to
30
years for land improvements;
5
to
50
years in the case of buildings and improvements; and from
3
to
10
years for machinery and equipment, vehicles and office furniture and equipment (See Note
4).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not improve or extend the life of the respective asset, are expensed as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal. Gains or losses resulting from disposals of property and equipment are credited or charged to operations. Interest costs are capitalized on significant construction projects.

Debt, Policy [Policy Text Block]
Debt Issuance C
osts

Debt issuance costs are capitalized and amortized over the life of the related debt. Amortization of deferred financing costs is included in interest expense in the Consolidated Statements of Operations. Debt issuance costs incurred related to the loan and security agreement is presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt. Debt issuance costs incurred related to the line of credit agreement is presented in the Consolidated Balance Sheets as “other assets, net.”

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not that such deferred tax assets will not be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Avalon recognizes revenue for waste disposal brokerage and management services as services are performed. In accordance with ASC
605
-
45,
Revenue Recognition – Principal Agent Considerations
, we report revenue on a gross basis because we are the primary obligor in our arrangements to provide these services to our customers.

Revenues for the golf and related operations are recognized as services are provided with the exception of annual membership dues which are recognized proportionately over the membership term. The deferred revenue relating to membership dues was approximately
$2.7
million and
$2.4
million at
December
31,
2016
and
2015,
respectively.

Receivables, Policy [Policy Text Block]
Accounts Receivable

The majority of Avalon’s accounts receivable is due from industrial and commercial customers. Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required. Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. Customer accounts that are outstanding longer than the contractual payment terms are considered past due. Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due, Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole. Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts, or to income, as appropriate under the circumstances.

Lease, Policy [Policy Text Block]
Leases

Avalon applies the accounting rules for leases to categorize leases at their inception as either operating or capital leases depending on certain defined criteria. Leasehold improvements are capitalized at cost and are amortized over the lesser of their expected useful life or the life of the lease (See Notes
5
and
11).

Equity Method Investments, Policy [Policy Text Block]
Noncontrolling I
nterest

Under FASB ASC
810
-
10,
Consolidations
–
Over
all
(“ASC
810
-
10”),
a company must determine whether it has a variable interest in a legal entity being evaluated for consolidation. A variable interest entity (“VIE”) is consolidated in the financial statements if the company has the power to direct activities that most significantly impact the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

As a result of a private placement offering, Avalon is not the majority owner of AWMS Holdings, LLC. At
December
31,
2016
and
2015,
respectively, Avalon owns approximately
47%
of AWMS Holdings, LLC. In accordance ASC
810
-
10
,
due to the managerial control of AWMS Water Solutions, LLC, AWMS Holdings, LLC is a VIE, and the financial statements of AWMS Holdings, LLC and subsidiaries are included in Avalon’s consolidated financial statements. ASC
810
-
10
requires noncontrolling interests to be reported as a separate component of equity. The amount of net loss attributable to the noncontrolling interest is recorded in “net loss attributable to noncontrolling interest” in our Consolidated Statements of Operations (See Note
13).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based C
ompensation

Avalon recognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six
minimum considerations;
1)
the exercise price of the option,
2)
the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements,
3)
the current fair value of the underlying equity,
4)
the expected volatility of the value of the underlying share for the expected term of the option,
5)
the expected dividends on the underlying share for the expected term of the option and
6)
the risk-free interest rate(s) for the expected term of the option.

Avalon amortizes the grant date fair value of the stock options over the expected term which approximates the requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not previously been amortized are recognized upon vesting.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligation

Avalon recorded an estimated asset retirement obligation of
$
0.1
million at
December
31,
2016
and
2015,
respectively, to plug and abandon the
two
salt water injection wells based upon an estimate from an experienced and qualified third
party.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Asset Impairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may
not be recoverable. If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount. If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value. Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not available, Avalon would discount the expected estimated future cash flows.

For the golf and related operations segment, Avalon does not believe there was a triggering event in
2016
or
2015
as future cash flows have not changed significantly and asset values have remained relatively stable.

For the waste management services segment, in accordance with FASB ASC
360
-
10
-
35,
Property, Plant and Equipment – Overall – Subsequent Measurement
(“ASC
360
-
10
-
35”),
Avalon assessed the recoverability of the carrying values of the salt water injection wells based on the estimated future cash flows directly associated with and which are expected to arise as a direct result of the wells being reopened based on the plans set forth in the Court of Common Pleas in Franklin County’s Final Decision and Order (See Note
14).
The assumptions used by management in developing the estimates of future cash flows were based on current market conditions and comparable prior periods while in operation. Based on the estimated undiscounted sum of the future cash flows, the net book value of the property, plant and equipment relating to the wells of approximately
$4.3
million at
December
31,
2016
was recoverable in less than the estimated remaining useful lives of those assets.

Management will continue to consider whether indicators of impairment are present and test for recoverability, as necessary, in accordance with ASC
360
-
10
-
15.
If management concludes that the carrying amount of the salt water injection wells are not recoverable, Avalon may
record an impairment charge up to
$4.3
million, the carrying value of the salt water injection wells.

Regulatory Environmental Costs, Policy [Policy Text Block]
Environmental Liabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties. If a range of possible outcomes is estimated and no amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles. The liability is recognized on an undiscounted basis. Avalon’s estimates are revised, as deemed necessary, as additional information becomes known. Although Avalon is not currently aware of any environmental liability, there can be no assurance that in the future an environmental liability will not occur.

Earnings Per Share, Policy [Policy Text Block]
Basic
and Diluted N
et
L
oss
per S
hare

Basic net loss per share attributable to Avalon Holdings Corporation common shareholders for the years ended
December
31,
2016
and
2015
is computed by dividing the net loss by the weighted average number of common shares outstanding, which were
3,803,331
for each period.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option.

For the years ended
December
31,
2016
and
2015,
the diluted per share amounts reported are equal to the basic per share amounts because Avalon was in a net loss position and as a result, such dilution would be considered anti-dilutive. Assuming dilution, the weighted average number of common shares outstanding for the years ended
December
31,
2016
and
2015
was
3,849,882
and
3,848,002,
respectively.

The loss per share calculations for the years ended
December
31,
2016
and
2015
are as follows (in thousands, except per share amounts):

	2016	2015
Net loss attributable to Avalon Holdings Corporation common shareholders	$(69)	$(712)

Shares used in computing basic loss per share	3,803	3,803
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,803	3,803

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.02)	$(0.19)

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In
May
2014,
the FASB
issued Accounting Standards Update (“ASU”)
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”).
ASU
2014
-
09
clarifies the principles used to recognize revenue for all entities. ASU
2014
-
09
provides a unified
five
-step model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The new standard replaces most of the existing revenue recognition standards in U.S. GAAP. In addition, in
March
2016,
the FASB issued ASU
2016
-
08,
Revenue from Contracts with Customers (Topic
606):
Principal versus Agent Considerations (Reporting Revenue Gross versus Net)
, which clarifies how to apply revenue recognition guidance related to whether an entity is a principal or an agent.
The Company has not yet completed our final review of the impact relating to the adoption of the new revenue recognition guidance. While we continue to assess all potential impacts of the new revenue recognition standard, we are currently reviewing whether the principal versus agent consideration would change how we present revenue for the managerial, consulting and clerical services provided for a single customer for the waste management service segment. We are also continuing to review potential disclosures and our method of adoption in order to complete our evaluation. The standard is required to be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application. We have not yet selected the transition method. The Company will adopt the new revenue standard in its first
quarter of
2018.
Based on our preliminary assessment, we do not expect the new guidance will fundamentally change or revenue recognition policies, practices or systems.

In
August
2014,
the FASB issued ASU
2014
-
15,
Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern
(“ASU
2014
-
15”).
The new standard provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. Under ASU
2014
-
15,
management will be required to perform interim and annual assessments of the Company’s ability to continue as a going concern within one
year of the date the financial statements are issued. ASU
2014
-
15
is effective for annual periods ending after
December
15,
2016,
and interim periods thereafter, with early adoption permitted. The adoption of this standard did not have an impact on Avalon’s financial statement disclosures.

In
February
2015,
the FASB issued ASU
2015
-
02,
Amendments to the Consolidation Analysis
(“ASU
2015
-
02”).
The new standard makes changes to the variable interest model. ASU
2015
-
02
requires all reporting entities involved with limited partnerships to re-evaluate whether these entities qualify for consolidation and revise documentation accordingly. During the first
quarter of
2016,
the Company adopted ASU
2015
-
02.
The adoption of this standard did not have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
April
2015,
the FASB issued ASU
2015
-
03,
Simplifying
the Presentation of Debt Issuance Costs
(“ASU
2015
-
03”),
which expands upon the guidance on the presentation of debt issuance costs. ASU
2015
-
03
requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. The guidance does not change the current requirements surrounding the recognition and measurement of debt issuance costs, and the amortization of debt issuance costs will continue to be reported as interest expense. In connection with the loan and security agreement dated
December
20,
2016,
the Company classified debt issuance costs incurred as a direct reduction to the carrying amount of the debt.

In
November
2015,
the FASB issued ASU
2015
-
17,
Balance Sheet Classification of Deferred Taxes
(“ASU
2015
-
17”),
which simplifies the presentation of deferred income taxes by eliminating the need for entities to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. This amendment is effective for annual periods beginning after
December
15,
2016.
The Company is currently evaluating the potential impact that ASU
2015
-
17
may
have on its financial position and results of operations. The adoption of this standard is not expected to have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
February
2016,
the FASB issued ASU
2016
-
02,
Leases
. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after
December
15,
2018,
including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. Avalon is currently evaluating the impact the adoption of this guidance will have on its financial position, results of operations, cash flows and related disclosures.

In
March
2016,
the FASB issued ASU
2016
-
09,
Improvements to Employee Share-Based Payment Accounting
(“ASU
2016
-
09”),
which simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification of related amounts within the statement of cash flows. The new standard will become effective beginning with the first
quarter of
2017,
with early adoption permitted. The Company is currently evaluating the potential impact that ASU
2016
-
09
may
have on its financial position and results of operations. The adoption of this standard is not expected to have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
June
2016,
the FASB issued ASU
2016
-
13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016
-
13”),
which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. ASU
2016
-
13
is effective
January
1,
2020,
with early adoption permitted
January
1,
2019.
The adoption of this standard is not expected to have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
August
2016,
the FASB issued ASU
2016
-
15,

Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”),
 which is intended to reduce diversity in practice in how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero
-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. ASU
2016
-
15
also provides guidance for classifying cash receipts and payments that have aspects of more than one
class of cash flows. ASU
2016
-
15
is effective for fiscal years beginning after
December
15,
2017,
with early adoption permitted. The standard requires application using a retrospective transition method. The adoption of this standard is not expected to have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
November
2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows: Restricted Cash
(ASU
2016
-
18”),
which requires entities to include restricted cash and restricted cash equivalent balances with cash and cash equivalent balances in the statement of cash flows.  ASU
2016
-
18
will be effective
January
1,
2018
and will impact the presentation of our statement of cash flows in the event that loan proceeds that were deposited into our project fund account are not fully utilized in
2017
to fund the renovation and expansion of The Avalon Inn.

The Company reviews new accounting standards as issued. The Company has considered all other recently issued accounting pronouncements and does not believe that adoption of such pronouncement will have a material impact on its financial statements.